Convertible Debentures - Components (Details) - USD ($)	Dec. 31, 2020	Jun. 30, 2020	Jun. 30, 2019
Convertible Debentures
Principal balance	$ 3,000,000	$ 4,900,000
Less: Debentures discount and debts insurance cost	(6,958)	(131,688)
Total	$ 2,993,042	$ 4,768,312	$ 0